Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements and Financial Instruments Disclosure [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	December 31, 2014
			Internally developed
		Internally developed	models with
	Quoted market	models with	significant	Total carrying
	prices in an	significant observable	unobservable market	value in the
	active market	market information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Securities available-for-sale
Corporate debt	119,095	-	-	119,095
Sovereign debt	219,878	-	-	219,878
Total securities available-for-sale	338,973	-	-	338,973

Investment funds	-	57,574	-	57,574
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	2,708	-	2,708
Cross-currency interest rate swaps	-	1,062	-	1,062
Forward foreign exchange	-	8,554	-	8,554
Total derivative financial instruments used for hedging - receivable	-	12,324	-	12,324
Total assets at fair value	338,973	69,898	-	408,871

Liabilities
Trading liabilities
Cross-currency interest rate swaps	-	52	-	52
Forward foreign exchange	-	-	-	-
Total trading liabilities	-	52	-	52
Derivative financial instruments used for hedging – payable
Interest rate swaps	-	3,090	-	3,090
Cross-currency interest rate swaps	-	37,107	-	37,107
Forward foreign exchange	-	90	-	90
Total derivative financial instruments used for hedging - payable	-	40,287	-	40,287
Total liabilities at fair value	-	40,339	-	40,339

	December 31, 2013
			Internally developed
		Internally developed	models with
	Quoted market	models with	significant	Total carrying
	prices in an	significant observable	unobservable market	value in the
	active market	market information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Securities available-for-sale
Corporate debt	178,168	-	-	178,168
Sovereign debt	156,200	-	-	156,200
Total securities available-for-sale	334,368	-	-	334,368

Investment funds	-	118,661	-	118,661
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	5,018	-	5,018
Cross-currency interest rate swaps	-	9,175	-	9,175
Forward foreign exchange	-	1,024	-	1,024
Total derivative financial instruments used for hedging - receivable	-	15,217	-	15,217
Total assets at fair value	334,368	133,878	-	468,246

Liabilities
Trading liabilities
Interest rate swaps	-	65	-	65
Cross-currency interest rate swaps	-	7	-	7
Total trading liabilities	-	72	-	72
Derivative financial instruments used for hedging – payable
Interest rate swaps	-	1,646	-	1,646
Cross-currency interest rate swaps	-	6,834	-	6,834
Forward foreign exchange	-	92	-	92
Total derivative financial instruments used for hedging - payable	-	8,572	-	8,572
Total liabilities at fair value	-	8,644	-	8,644

Schedule Of Value Of Financial Instruments Measured On Non Recurring Basis [Table Text Block]
The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2014
					Internally
				Internally developed	developed models
			Quoted market	models with	with signicant
			prices in an	significant observable	unobservable market
	Carrying	Fair	active market	market information	information
	Value	Value	(Level 1)	(Level 2)	(Level 3)
Financial assets
Instruments with carrying value that approximates fair value	942,471	942,471	-	942,471	-
Securities held-to-maturity	54,180	53,295	29,909	23,386	-
Loans, net (1)	6,598,060	6,820,731	-	6,820,731	-

Financial liabilities
Instruments with carrying value that approximates fair value	2,936,086	2,936,166	-	2,936,166	-
Short-term borrowings and debt	2,692,537	2,692,344	-	2,692,344	-
Long-term borrowings and debt	1,405,519	1,424,579	-	1,424,579	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	7,637	7,337	-	-	7,337

(1)	The carrying value of loans is net of the Allowance for loan losses of $79.7 million and unearned income and deferred fees of $8.5 million for December 31, 2014.

	December 31, 2013
					Internally
				Internally developed	developed models
			Quoted market	models with	with signicant
			prices in an	significant observable	unobservable market
	Carrying	Fair	active market	market information	information
	Value	Value	(Level 1)	(Level 2)	(Level 3)
Financial assets
Instruments with carrying value that approximates fair value	881,573	881,573	-	881,573	-
Securities held-to-maturity	33,759	33,634	17,010	16,624	-
Loans, net (1)	6,068,879	6,264,624	-	6,264,624	-

Financial liabilities
Instruments with carrying value that approximates fair value	2,662,412	2,662,609	-	2,662,609	-
Short-term borrowings and debt	2,705,365	2,711,936	-	2,711,936	-
Long-term borrowings and debt	1,153,871	1,180,877	-	1,180,877	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	6,827	5,365	-	-	5,365

(1)	The carrying value of loans is net of the Allowance for loan losses of $72.7 million and unearned income and deferred fees of $6.7 million for December 31, 2013.